Prepaid Expenses and Other Tax Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Tax Assets
Schedule of prepaid expenses and other tax assets

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	988	430	1,418	844	386	1,230
Other tax assets	256	67	323	241	33	274
Total	1,244	497	1,741	1,085	419	1,504
/ Other non-financial assets	2,682	3,990	6,672	2,374	3,573	5,947
Prepaid expenses and other tax assets as % of / Other non-financial assets	46	12	26	46	12	25